Northern Lights Fund Trust III

Swan Defined Risk Fund

Incorporated herein by reference is the definitive version of the prospectus supplement for the Swan Defined Risk Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 06, 2014, (SEC Accession No. 0000910472-14-004905).